JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS - 88.2%(a)
Alabama - 0.0%(b)
Education - 0.0%(b)
Alabama Public School and College Authority
Series 2016-A, Rev., 4.00%, 6/1/2031	35	41

Alaska - 1.4%
Other Revenue - 1.4%
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project
Series 2016, Rev., 5.00%, 9/1/2024	15	17
Rev., 5.25%, 9/1/2029	3,490	4,121

Total Alaska		4,138

Arizona - 0.1%
General Obligation - 0.0%(b)
Pima County Unified School District No. 16 Catalina Foothills, School Improvement Projects
Series 2018-B, GO, 5.00%, 7/1/2028	10	13

Other Revenue - 0.0%(b)
City of San Luis
Series A, Rev., AGM, 5.00%, 7/1/2025	50	61
County of Pima
Rev., 3.00%, 7/1/2023	5	5
Town of Queen Creek, Excise Tax
Series 2016, Rev., 4.00%, 8/1/2026	25	30
Rev., 5.00%, 8/1/2029	10	12

		108

Transportation - 0.0%(b)
Pima County Regional Transportation Authority
Series 2014, Rev., 5.00%, 6/1/2025	20	23

Utility - 0.1%
Salt River Project Agricultural Improvement & Power District, Electric System
Series A, Rev., 5.00%, 1/1/2028	185	244

Total Arizona		388

Arkansas - 0.0%(b)
Other Revenue - 0.0%(b)
City of Springdale Public Facilities Board Hospital, Arkansas Children’s Northwest Project
Series 2016, Rev., 5.00%, 3/1/2030	10	12

California - 19.0%
Certificate of Participation/Lease - 0.0%(b)
Los Angeles Unified School District, Headquarters Building Projects
Series B, COP, 5.00%, 10/1/2031	80	86

Education - 0.3%
California Municipal Finance Authority, Lutheran University
Rev., 5.00%, 10/1/2029	225	274
Rev., 5.00%, 10/1/2030	225	272
Rev., 5.00%, 10/1/2031	225	270

		816

General Obligation - 2.9%
Briggs Elementary School District, Election of 2014
Series B, GO, 4.00%, 8/1/2030	5	6
Center Unified School District, Election of 1991
GO, NATL-RE, Zero Coupon, 8/1/2020	750	564
Lompoc Valley Medical Center
GO, 5.00%, 8/1/2024	15	18
Los Angeles Community College District, Election of 2008
Series G, GO, 4.00%, 8/1/2039	145	161
State Center Community College District
GO, 5.00%, 8/1/2024	1,000	1,097
State of California, Various Purpose
GO, 5.00%, 8/1/2030	5,370	6,431
Westminster School District
Series 2016, GO, 5.00%, 8/1/2030	5	6

		8,283

Hospital - 0.4%
California Health Facilities Financing Authority, Kaiser Permanente
Series 2017A, Subseries 2017A-2, Rev., 4.00%, 11/1/2038	1,000	1,144

Other Revenue - 2.0%
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds
Series 2015A, Rev., 5.00%, 6/1/2034	4,950	5,878
Turlock Irrigation District, First Priority
Rev., 5.00%, 1/1/2022	10	11

		5,889

Prerefunded - 0.0%(b)
City of Los Angeles, Department of Water and Power, Power System
Series A, Rev., 5.00%, 1/1/2023(c)	15	17

Transportation - 1.3%
California Infrastructure and Economic Development Bank, Bay Area Toll Bridges, First Lien

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Rev., AGM, 5.00%, 7/1/2022(c)	340	370
San Francisco Bay Area Rapid Transit District, Sales Tax
Series A, Rev., 5.00%, 7/1/2025	395	483
Series A, Rev., 5.00%, 7/1/2026	225	273
San Francisco City and County, Airport Commission, San Francisco International Airport
Series 2019-A, Rev., AMT, 5.00%, 5/1/2034	25	32
San Joaquin County Transportation Authority, Measure K Sales Tax
Rev., 5.00%, 3/1/2030	2,000	2,560

		3,718

Utility - 10.5%
City of Los Angeles, Department of Water and Power, Power System
Series B, Rev., 5.00%, 7/1/2031	2,100	2,417
Series A, Rev., 5.00%, 7/1/2032	2,550	3,230
Series B, Rev., 5.00%, 7/1/2032	1,925	2,209
Series D, Rev., 5.00%, 7/1/2032	3,300	3,858
Series 2019-C, Rev., 5.00%, 7/1/2034	5	7
Series A, Rev., 5.00%, 7/1/2034	710	893
Long Beach Bond Finance Authority, Natural Gas
Series A, Rev., 5.25%, 11/15/2021	5,000	5,279
Los Angeles Department of Water & Power Power System
Series B, Rev., 5.00%, 7/1/2029	3,580	4,602
Los Angeles Department of Water & Power System
Series A, Rev., 5.00%, 7/1/2033	5,000	6,305
Sacramento Municipal Utility District Financing Authority, Cosumnes Project
Rev., 5.00%, 7/1/2028	1,290	1,581

		30,381

Water & Sewer - 1.6%
City of Culver City, Wastewater Facilities
Series A, Rev., 4.00%, 9/1/2035	25	31
City of Santa Rosa, Wastewater, Capital Appreciation
Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	4,750	4,694
South Placer Wastewater Authority
Rev., 5.00%, 11/1/2024	10	12

		4,737

Total California		55,071

Colorado - 0.9%
Certificate of Participation/Lease - 0.0%(b)
City of Greeley
COP, 4.00%, 12/1/2034	10	12
Pueblo County School District No. 70
Series 2014, COP, 3.30%, 1/15/2027	15	15

		27

Hospital - 0.9%
Denver Health and Hospital Authority, Healthcare
Series 2019-A, Rev., 4.00%, 12/1/2038	1,250	1,357
Series 2019-A, Rev., 4.00%, 12/1/2039	1,000	1,083

		2,440

Total Colorado		2,467

Connecticut - 0.0%(b)
General Obligation - 0.0%(b)
Town of Stafford
GO, 3.00%, 8/1/2026	10	10

Delaware - 0.0%(b)
General Obligation - 0.0%(b)
County of New Castle
Series 2012B, GO, 5.00%, 7/15/2021	20	21

District of Columbia - 0.9%
General Obligation - 0.9%
District of Columbia
Series 2017A, GO, 5.00%, 6/1/2029	290	375
Series 2017A, GO, 5.00%, 6/1/2030	400	516
Series 2017A, GO, 5.00%, 6/1/2031	600	770
Series 2017A, GO, 5.00%, 6/1/2032	665	849

Total District of Columbia		2,510

Florida - 3.8%
Utility - 1.7%
JEA Electric System
Subseries-B, Rev., 5.00%, 10/1/2033	4,000	4,967

Water & Sewer - 2.1%
Broward County, Water and Sewer Utility
Series 2015B, Rev., 5.00%, 10/1/2030	5,000	6,101

Total Florida		11,068

Georgia - 0.2%
General Obligation - 0.2%
Polk School District, Sales Tax
GO, 5.00%, 3/1/2025	325	394
State of Georgia

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2015A, GO, 5.00%, 2/1/2025	130	158

		552

Water & Sewer - 0.0%(b)
Henry County, Water & Sewerage Authority
Rev., 5.00%, 2/1/2029	125	134

Total Georgia		686

Illinois - 2.1%
General Obligation - 0.1%
Du Page & Will Counties Community School District No. 204 Indian Prairie
Series A, GO, AGM-CR, FGIC, 6.25%, 12/30/2021	140	152

Other Revenue - 0.0%(b)
City of Chicago, Motor Fuel Tax
Rev., 5.00%, 1/1/2022	105	106

Transportation - 1.5%
Illinois State Toll Highway Authority
Series A, Rev., 5.00%, 12/1/2022	3,000	3,303
Regional Transportation Authority
Series A, Rev., NATL-RE, 6.00%, 7/1/2024	750	901

		4,204

Water & Sewer - 0.5%
City of Chicago, Second Lien Waterworks Project
Rev., 5.00%, 11/1/2022	400	436
Rev., 5.00%, 11/1/2029	1,000	1,140

		1,576

Total Illinois		6,038

Indiana - 2.1%
Education - 0.0%(b)
Lake Ridge School Building Corp., First Mortgage
Rev., 4.00%, 7/15/2028	125	140

Other Revenue - 0.4%
Fort Wayne Redevelopment Authority, Harrison Square Project
Rev., 5.00%, 2/1/2026	1,110	1,281

Utility - 1.7%
Indianapolis Local Public Improvement Bond Bank, Stormwater Project
Series 2013D, Rev., 5.00%, 1/1/2026	4,050	4,523

Total Indiana		5,944

Iowa - 0.0%(b)
General Obligation - 0.0%(b)
City of Bondurant
Series 2020A, GO, 3.00%, 6/1/2029	100	114

Other Revenue - 0.0%(b)
Iowa Finance Authority, State Revolving Fund
Rev., 5.00%, 8/1/2032	20	25

Total Iowa		139

Louisiana - 0.5%
General Obligation - 0.0%(b)
Terrebonne Parish Recreation District No. 5
GO, 5.00%, 3/1/2027	20	25

Hospital - 0.0%(b)
St. Tammany Parish Hospital Service District No. 1
Series 2018-A, Rev., 5.00%, 7/1/2032	15	19

Other Revenue - 0.0%(b)
Louisiana Local Government Environmental Facilities and Community Development Authority, Bossier City Project
Rev., 5.00%, 10/1/2027	25	32

Prerefunded - 0.5%
City of Alexandria, Utilities
Series 2013A, Rev., 5.00%, 5/1/2023(c)	1,250	1,412

Transportation - 0.0%(b)
State of Louisiana, State Highway Improvement
Series 2013-A, Rev., 5.00%, 6/15/2023	40	46

Utility - 0.0%(b)
Lafayette Public Power Authority
Rev., 5.00%, 11/1/2025	15	18

Total Louisiana		1,552

Maryland - 0.0%(b)
General Obligation - 0.0%(b)
County of Howard
Series 2019-B, GO, 5.00%, 8/15/2027	15	19
County of Montgomery, Consolidated Public Improvements
Series A, GO, 4.00%, 12/1/2033	5	6

Total Maryland		25

Massachusetts - 0.8%
General Obligation - 0.1%
Commonwealth of Massachusetts
Series C, GO, AGM, 5.50%, 12/1/2022	200	225

Transportation - 0.7%
Massachusetts Bay Transportation Authority
Series 2006-A, Rev., 5.25%, 7/1/2031	1,500	2,182

Total Massachusetts		2,407

Michigan - 0.4%
Education - 0.4%
Eastern Michigan University, Board of Regents

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017A, Rev., 5.00%, 3/1/2033	1,000	1,212

General Obligation - 0.0%(b)
Avondale School District
GO, Q-SBLF, 5.00%, 11/1/2027	15	20
Grand Rapids Public Schools, Unlimited Tax
GO, AGM, 5.00%, 11/1/2029	5	7
Lakeview School District, School Building and Site
GO, Q-SBLF, 5.00%, 5/1/2028	10	12
Onekama Consolidated Schools
GO, AGM, 4.00%, 5/1/2025	15	17
Watervliet Public Schools, School Building and Site
GO, Q-SBLF, 5.00%, 5/1/2025	10	12
Wayne-Westland Community Schools
Series 2019, GO, Q-SBLF, 4.00%, 11/1/2031	10	12

		80

Total Michigan		1,292

Missouri - 0.0%(b)
Utility - 0.0%(b)
City of Springfield, Public Utility
Rev., 5.00%, 8/1/2022	100	110

Montana - 0.0%(b)
General Obligation - 0.0%(b)
Silver Bow County School District No. 1
GO, 5.00%, 7/1/2029	5	7

Nebraska - 1.3%
Utility - 1.3%
Central Plains Energy Project, Gas Project, Project No. 3
Series 2017A, Rev., 5.00%, 9/1/2042	2,550	3,648

Nevada - 0.0%(b)
Other Revenue - 0.0%(b)
County of Clark, Nevada Improvement District No. 158
5.00%, 8/1/2034	10	12

New Jersey - 5.3%
Education - 1.9%
New Jersey Economic Development Authority, School Facilities Construction
Series PP, Rev., 5.00%, 6/15/2029	5,000	5,509

General Obligation - 0.0%(b)
County of Morris
GO, 3.00%, 2/1/2030	20	22
Township of Branchburg
GO, 3.00%, 9/1/2028	40	45

		67

Other Revenue - 1.2%
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2027	2,800	3,515

Transportation - 2.1%
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2028	3,000	3,506
New Jersey Transportation Trust Fund Authority, Transportation Program
Series AA, Rev., 5.00%, 6/15/2036	2,500	2,687
New Jersey Turnpike Authority
Series 2017B, Rev., 4.00%, 1/1/2035	5	6

		6,199

Water & Sewer - 0.1%
Sussex County Municipal Utilities Authority, Wastewater Facilities, Capital Appreciation
Series B, Rev., AGM, Zero Coupon, 12/1/2020	195	195

Total New Jersey		15,485

New Mexico - 0.0%(b)
Other Revenue - 0.0%(b)
State of New Mexico Severance Tax Permanent Fund
Series 2018A, Rev., 5.00%, 7/1/2022	25	27

New York - 21.9%
Certificate of Participation/Lease - 0.2%
Rensselaer City School District
Series 2016, COP, AGM, 5.00%, 6/1/2028	400	495

Education - 1.9%
New York State Dormitory Authority
Series 2018A, Rev., 5.00%, 10/1/2030	875	1,065
Series 2018A, Rev., 5.00%, 7/1/2038	3,500	4,382
Syracuse Industrial Development Agency, School District
Series 2019-A, Rev., 4.00%, 5/1/2034	10	12

		5,459

General Obligation - 0.1%
City of New York, Fiscal Year 2018
GO, 5.00%, 8/1/2030	20	25
City of Rome, Public Improvement
GO, 4.00%, 8/1/2020	5	5
Corning City School District
Series 2016, GO, 5.00%, 6/15/2021	15	16
County of St Lawrence
GO, AGM, 3.00%, 5/15/2034	10	11
County of Suffolk

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series B, GO, AGM, 4.00%, 10/15/2024	50	57
Series B, GO, AGM, 5.00%, 10/15/2026	25	30
East Moriches Union Free School District
GO, AGM, 3.13%, 7/1/2029	25	27
Island Park Union Free School District
Series 2019, GO, 4.00%, 7/15/2033	40	47
Village of Stewart Manor, Public Improvement
GO, 5.00%, 8/1/2026	20	25
GO, 4.00%, 8/1/2028	20	25
Wellsville Central School District
GO, AGM, 5.00%, 6/15/2023	20	23
West Genesee Central School District
Series 2013-A, GO, 3.00%, 6/15/2021	15	15

		306

Housing - 0.0%(b)
New York City Transitional Finance Authority Building Aid, Fiscal Year 2019
Subseries S-2A, Rev., 5.00%, 7/15/2032	40	51

Other Revenue - 4.4%
Battery Park City Authority
Series 2019 B, Rev., 5.00%, 11/1/2039	3,010	3,988
Hudson Yards Infrastructure Corp., Second Indenture, Fiscal Year 2017
Series A, Rev., 5.00%, 2/15/2033	1,500	1,842
New York Convention Center Development Corp., Subordinated Lien
Series 2016B, Rev., AGM-CR, Zero Coupon, 11/15/2052	10,000	3,549
New York State Dormitory Authority, State Sales Tax
Series 2017-A, Rev., 5.00%, 3/15/2028	5	6
Series 2014A, Rev., 5.00%, 3/15/2033	1,000	1,151
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series A, Rev., 5.00%, 10/15/2031	1,890	2,217

		12,753

Special Tax - 2.4%
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2017C, Rev., 5.00%, 3/15/2027	5,475	6,988

Transportation - 5.9%
Hudson Yards Infrastructure Corp., Second Indenture, Fiscal Year 2017
Series A, Rev., 5.00%, 2/15/2034	40	49
Metropolitan Transportation Authority
Series 2015F, Rev., 5.00%, 11/15/2025	15	17
Subseries C-1, Rev., 5.25%, 11/15/2028	5,000	5,546
New York State Thruway Authority
Series L, Rev., 5.00%, 1/1/2024	3,145	3,600
Series J, Rev., 5.00%, 1/1/2025	5	6
New York State Thruway Authority, Junior Lien
Series 2016-A, Rev., 5.00%, 1/1/2025	25	29
Port Authority of New York & New Jersey, Consolidated
Rev., 5.00%, 10/15/2041	6,500	7,606

		16,853

Utility - 3.3%
Long Island Power Authority
Series 2019-A, Rev., 3.00%, 9/1/2036	10	11
Utility Debt Securitization Authority
Series 2013TE, Rev., 5.00%, 12/15/2028	4,000	4,616
Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,824

		9,451

Water & Sewer - 3.7%
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015
Series FF, Rev., 5.00%, 6/15/2031	3,000	3,628
New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, New York City Municipal Water Finance Authority Projects - Second Resolution
Series 2017A, Rev., 5.00%, 6/15/2027	3,500	4,565
Series 2017A, Rev., 5.00%, 6/15/2028	2,000	2,604

		10,797

Total New York		63,153

North Carolina - 0.6%
Education - 0.0%(b)
University of North Carolina at Greensboro
Rev., 4.00%, 4/1/2035	10	12

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Other Revenue - 0.3%
City of Sanford, Enterprise System
Rev., 5.00%, 6/1/2031	570	763
Mecklenburg County Public Facilities Corp.
Rev., 5.00%, 2/1/2026	10	12

		775

Transportation - 0.3%
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien
Rev., AGM, 5.00%, 1/1/2029	700	856

Total North Carolina		1,643

Ohio - 0.5%
General Obligation - 0.0%(b)
City of Washington Court House, Various Purpose
GO, 4.00%, 12/1/2020	15	15

Transportation - 0.5%
State of Ohio, Capital Facilities Lease Appropriation
Series 2018A, Rev., 5.00%, 4/1/2028	1,020	1,324

Total Ohio		1,339

Oklahoma - 1.4%
Education - 0.6%
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2022	250	275
Rev., 5.00%, 10/1/2023	180	206
Rev., 5.00%, 10/1/2025	500	612
Rev., 5.00%, 10/1/2026	500	629

		1,722

Transportation - 0.8%
Oklahoma Turnpike Authority, Turnpike System, Second Senior
Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,394

Total Oklahoma		4,116

Oregon - 1.4%
General Obligation - 0.5%
County of Marion
GO, AMBAC, 5.50%, 6/1/2023	100	115
Linn & Benton Counties, School District No. 8J, Greater Albany
GO, 5.00%, 6/15/2030	500	644
Washington Counties, Hillsboro School District No. 1J
GO, 5.00%, 6/15/2027	570	740

		1,499

Transportation - 0.0%(b)
Tri-County Metropolitan Transportation District of Oregon
Series 2017-A, Rev., 5.00%, 10/1/2023	50	57

Water & Sewer - 0.9%
City of Portland, Second Lien Sewer System
Series B, Rev., 4.00%, 10/1/2036	2,180	2,409

Total Oregon		3,965

Pennsylvania - 3.4%
Education - 0.8%
County of Montgomery Higher Education and Health Authority, Thomas Jefferson University
Series 2018A, Rev., 4.00%, 9/1/2043	2,000	2,220

General Obligation - 0.0%(b)
County of Lancaster
Series 2016-A, GO, 4.00%, 5/1/2026	15	17
Fairview School District
Series A, GO, 4.00%, 2/1/2028	10	11

		28

Hospital - 1.2%
Berks County Industrial Development Authority, Tower Health Project
Rev., 5.00%, 11/1/2027	350	395
Rev., 5.00%, 11/1/2028	450	506
Rev., 5.00%, 11/1/2029	150	168
Rev., 5.00%, 11/1/2030	150	168
Sayre Health Care Facilities Authority, Guthrie Health Issue
Rev., (ICE LIBOR USD 3 Month + 0.78%), 1.01%, 9/1/2020(d)	2,275	2,261

		3,498

Other Revenue - 1.4%
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2024	500	580
Rev., 5.00%, 6/1/2025	630	754
Rev., 5.00%, 6/1/2026	380	467
Rev., 5.00%, 6/1/2027	500	628
Rev., 5.00%, 6/1/2028	880	1,131
Rev., 5.00%, 6/1/2029	380	487

		4,047

Total Pennsylvania		9,793

Rhode Island - 0.0%(b)
Transportation - 0.0%(b)
Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax
Series 2016A, Rev., 5.00%, 10/1/2029	10	12

South Carolina - 0.0%(b)
Certificate of Participation/Lease - 0.0%(b)
Spartanburg County Tourist Public Facilities Corp.
COP, 4.00%, 4/1/2028	10	12

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Water & Sewer - 0.0%(b)
City of Charleston, Waterworks & Sewer System
Rev., 5.00%, 1/1/2028	15	18

Total South Carolina		30

Tennessee - 3.2%
Utility - 3.2%
Tennessee Energy Acquisition Corp., Gas Project
Rev., 4.00%, 11/1/2025(e)	8,000	9,168

Texas - 11.8%
Education - 2.2%
University of Texas System (The), Board of Regents, Financing System
Series 2014B, Rev., 5.00%, 8/15/2026	5,000	6,369

General Obligation - 3.4%
Bexar County Hospital District
GO, 4.00%, 2/15/2035	10	11
City of Houston, Public Improvement
Series 2014A, GO, 5.00%, 3/1/2030	4,000	4,623
City of Portland
GO, 3.00%, 8/15/2029	100	115
County of El Paso
GO, 5.00%, 2/15/2032	1,490	1,875
Crandall Independent School District
Series 2012A, GO, PSF-GTD, Zero Coupon, 8/15/2025	1,150	1,023
Series 2012A, GO, PSF-GTD, Zero Coupon, 8/15/2026	2,140	1,844
San Jacinto College District, Limited Tax
Series 2019-A, GO, 5.00%, 2/15/2029	120	161
Tyler Independent School District
GO, PSF-GTD, 5.00%, 2/15/2028	175	224

		9,876

Other Revenue - 0.8%
Trinity River Authority, Walker-Calloway System
Rev., 5.00%, 2/1/2026	275	341
Rev., 5.00%, 2/1/2027	290	369
Rev., 5.00%, 2/1/2028	305	399
Rev., 5.00%, 2/1/2029	320	416
Rev., 5.00%, 2/1/2030	340	440
Rev., 5.00%, 2/1/2031	355	457

		2,422

Prerefunded - 0.3%
City of San Antonio, General Improvement
GO, 5.00%, 8/1/2021(c)	700	734

Transportation - 2.1%
City of Houston, Airport System Subordinate Lien
Series 2011B, Rev., 5.00%, 7/1/2026	3,000	3,117
North Texas Tollway Authority System, First Tier
Series 2017A, Rev., 5.00%, 1/1/2026	200	221
Series 2017A, Rev., 5.00%, 1/1/2027	550	673
Series 2017A, Rev., 5.00%, 1/1/2030	360	435
Series 2017A, Rev., 5.00%, 1/1/2035	600	730
North Texas Tollway Authority System, Second Tier
Series 2017B, Rev., 5.00%, 1/1/2026	150	166
Series 2017B, Rev., 5.00%, 1/1/2027	300	364
Series 2017B, Rev., 5.00%, 1/1/2030	400	480

		6,186

Water & Sewer - 3.0%
City of Houston, Combined Utility System, Junior Lien
Series A, Rev., AGM, 5.75%, 12/1/2032(c)	5,550	8,625

Total Texas		34,212

Utah - 0.7%
Education - 0.2%
University of Utah (The)
Series 2019-A, Rev., 5.00%, 8/1/2035	500	663

Prerefunded - 0.1%
Utah Infrastructure Agency Telecommunications and Franchise Tax
Rev., 4.00%, 10/15/2025(c)	250	298

Water & Sewer - 0.4%
Weber Basin Water Conservancy District
Series 2017B, Rev., 5.00%, 10/1/2030	250	323
Series 2017B, Rev., 5.00%, 10/1/2031	470	604

		927

Total Utah		1,888

Washington - 4.5%
General Obligation - 0.4%
State of Washington
Series R-2018C, GO, 5.00%, 8/1/2034	900	1,146

Hospital - 2.2%
Washington Health Care Facilities Authority, Providence St. Joseph Health
Series 2018B, Rev., 5.00%, 10/1/2025	1,250	1,515

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018B, Rev., 5.00%, 10/1/2026	1,500	1,862
Series 2018B, Rev., 5.00%, 10/1/2027	2,500	3,186

		6,563

Transportation - 1.9%
Port of Seattle, Intermediate Lien
Series 2015B, Rev., 5.00%, 3/1/2033	3,750	4,240
Series 2015B, Rev., 5.00%, 3/1/2034	1,000	1,129

		5,369

Utility - 0.0%(b)
Energy Northwest
Rev., 5.00%, 7/1/2026	10	12

Total Washington		13,090

TOTAL MUNICIPAL BONDS (Cost $232,820)		255,507

Investments	Shares (000)	Value ($000)

SHORT-TERM INVESTMENTS - 5.7%

INVESTMENT COMPANIES - 5.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.18%(f)(g)(Cost $16,467)	16,456	16,468

Total Investments - 93.9% (Cost $249,287)		271,975
Other Assets Less Liabilities - 6.1%		17,747

Net Assets - 100.0%		289,722

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue
USD	United States Dollar

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Security is prerefunded or escrowed to maturity.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of July 31, 2020.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of July 31, 2020.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of July 31, 2020.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Centrally Cleared Inflation-linked swap contracts outstanding as of July 31, 2020 (amounts in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments (Receipts) $		Unrealized Appreciation (Depreciation) ($)	Value ($)
CPI-U at termination	0.36% at termination	Receive	3/24/2025	USD 57,000	–		2,767	2,767
CPI-U at termination	0.57% at termination	Receive	4/1/2025	USD 36,926	–(b	)	1,394	1,394
CPI-U at termination	0.78% at termination	Receive	3/24/2030	USD 14,990	–(b	)	1,296	1,296
CPI-U at termination	0.83% at termination	Receive	4/7/2025	USD 9,717	–		238	238
CPI-U at termination	1.08% at termination	Receive	3/26/2030	USD 1,900	–		104	104
CPI-U at termination	1.23% at termination	Receive	3/17/2030	USD 15,000	–		585	585
CPI-U at termination	1.24% at termination	Receive	3/17/2030	USD 27,295	–		1,049	1,049
CPI-U at termination	1.39% at termination	Receive	6/29/2025	USD 6,376	–		81	81

					–(b	)	7,514	7,514

CPI-U at termination	1.55% at termination	Receive	8/4/2022	USD 19,061	(5)		–(b )	(5)
CPI-U at termination	2.00% at termination	Receive	3/11/2025	USD 13,293	–		(454)	(454)

					(5)		(454)	(459)

					(5)		7,060	7,055

Abbreviations
CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a) Value of floating rate index at July 31, 2020 was 0.60%

(b) Amount rounds to less than one thousand.

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Swaps are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$–	$255,507	$–	$255,507
Short-Term Investments
Investment Companies	16,468	–	–	16,468

Total Investments in Securities	$16,468	$255,507	$–	$271,975

Appreciation in Other Financial Instruments
Swaps	$–	$7,514	$–	$7,514

Depreciation in Other Financial Instruments
Swaps	$–	$(454)	$–	$(454)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended July 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2020	Shares at July 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.18%(a)(b)	$9,622	$364,093	$357,245	$(2)	$—	$16,468	16,456	$44	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2020.

C. Derivatives — The Fund used derivative instruments including swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) below describe the various derivatives used by the Fund.

(1). Swaps — The Fund engaged in various swap transactions, including inflation-linked swaps, to manage inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.